Employee compensation (Tables)	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Schedule of Employee Compensation Costs
Employee compensation costs were included in the following expenses for the three and six months ended June 30, 2026 and 2025 as follows:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$	$	$	$
Cost of revenue	5,136	4,928	11,216	10,050
General and administrative	4,814	4,258	10,822	9,082
Sales and marketing	14,287	13,028	30,142	28,725
Research and development	9,571	8,385	21,896	17,397
	33,808	30,599	74,076	65,254